Multi-Manager International Equity Fund Expense Example - Multi-Manager International Equity Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 880